Financial instruments - Analysis of Financial Instruments Measured at Fair Value (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Beginning balance	£ 666.7
Payments due to vendors (earnout agreements) (note 19)	(371.5)	£ (414.7)	£ (542.9)	£ (630.7)
Ending balance	574.7
At Fair Value [member] | Level 1 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	0.4
At Fair Value [member] | Level 1 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	46.0
At Fair Value [member] | Level 2 [member] | Derivatives in designated hedge relationships [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	6.3
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	(4.0)
At Fair Value [member] | Level 2 [member] | Held at fair value through profit or loss [member] | Derivatives Assets [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	10.0
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Trade And Other Payables To Trade Suppliers [member]
Disclosure of detailed information about financial instruments [line items]
Payments due to vendors (earnout agreements) (note 19)	(371.5)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Liabilities in Respect of Put Options [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities in respect of put options	(264.4)
Beginning balance	(242.0)
(Losses)/gains recognised in the income statement	(25.4)
Gains recognised in other comprehensive income	0.0
Exchange adjustments	(0.3)
Additions	(2.1)
Disposals	0.0
Cancellations	1.0
Settlements	4.4
Ending balance	(264.4)
At Fair Value [member] | Level 3 [member] | Held at fair value through profit or loss [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	300.6
At Fair Value [member] | Level 3 [member] | Held at fair value through other comprehensive income [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Ending balance	227.7
At Fair Value [member] | Level 3 [member] | Equity investments [member] | Other investments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	538.2
(Losses)/gains recognised in the income statement	1.6
Gains recognised in other comprehensive income	6.4
Exchange adjustments	0.0
Additions	6.6
Disposals	(24.5)
Cancellations	0.0
Settlements	0.0
Ending balance	£ 528.3